UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2005
                                                --------------------

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA          May 5, 2005
 ----------------------------   -----------------------    -----------------
         [Signature] [City, State] [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________      ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                  -------------------------

Form 13F Information Table Entry Total:                    120
                                                  -------------------------

Form 13F Information Table Value Total:                  242,150
                                                  -------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                           ASSET ADVISORS CORPORATION

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 3/31/05


                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer & of Class         Number        (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------



TOTALS:                             120        242,150      6,385,736


Exxon Mobil Corporation             30231G102    11758      197277   197277                                               197277
Coca-Cola Company                   191216100    10040      240939   240939                                               240939
Johnson & Johnson                   478160104     8544      127219   127219                                               127219
American Express Co                 025816109     7058      137390   137390                                               137390
ConocoPhillips                      20825C104     6705       62176    62176                                                62176
T Rowe Price Group.                 74144T108     6518      109765   109765                                               109765
Microsoft Corp.                     594918104     6505      269127   269127                                               269127
I Shares US Total Mkt               464287846     6190      109500   109500                                               109500
Hershey Foods Corp                  427866108     5312       87852    87852                                                87852
Bank of America Corp                060505104     5217      118295   118295                                               118295
General Electric Co                 369604103     5067      140527   140527                                               140527
St Joe Company                      790148100     4913       73000    73000                                                73000
Georgia Bank Fin Corp               373127109     4593      141318   141318                                               141318
Church & Dwight Co                  171340102     4339      122335   122335                                               122335
Cameco Corp                         13321L108     4203       95000    95000                                                95000
Jefferson Pilot Corp                475070108     4189       85395    85395                                                85395
American Int'l Group                026874107     4138       74683    74683                                                74683
FedEx Corp                          31428X106     3987       42441    42441                                                42441
Paychex Inc.                        704326107     3930      119755   119755                                               119755
Intl Game Technology                459902102     3833      143790   143790                                               143790
Suntrust Banks Inc                  867914103     3787       52553    52553                                                52553
ThreeM (3M) Company                 88579Y101     3629       42348    42348                                                42348
Sunrise Assisted Living             86768K106     3536       72750    72750                                                72750
Anheuser-Busch Co Inc               035229103     3495       73740    73740                                                73740
Wachovia Corp                       929903102     3388       66546    66546                                                66546
Royal Dutch Pete                    780257804     3368       56098    56098                                                56098
Wal-Mart Stores                     931142103     3223       64317    64317                                                64317
Zimmer Holdings Inc                 98956P102     3033       38980    38980                                                38980
Diebold Inc                         253651103     2865       52240    52240                                                52240
Medco Health Solutions Inc          58405U102     2776       55993    55993                                                55993
BerkshireHathawayClB                084670207     2753         964      964                                                  964
AGL Resources Inc                   047753108     2648       75802    75802                                                75802
Mediacom Communications Corp ClA    58446K105     2609      398984   398984                                               398984
Peabody Energy Corp                 704549104     2587       55800    55800                                                55800
PetroChina Co                       71646E100     2440       38600    38600                                                38600
Cousins Properties Inc              222795106     2311       89350    89350                                                89350
Carnival Corp                       143658300     2256       43550    43550                                                43550
Brown Forman Corp                   115637209     2253       41150    41150                                                41150
Merck & Co Inc                      589331107     2224       68710    68710                                                68710
General Dynamics Corp               369550108     2221       20750    20750                                                20750
Walt Disney Holdings Co             254687106     2022       70365    70365                                                70365
Stan&Poors Dep Recs                 78462F103     1824       15465    15465                                                15465
Charles Schwab Corp                 808513105     1748      166340   166340                                               166340
Newmont Mining Corp                 651639106     1589       37600    37600                                                37600
Sector Spdr Engy Select             81369Y506     1584       36950    36950                                                36950
Duke Realty                         264411505     1549       51900    51900                                                51900
Block (H&R) Inc                     093671105     1522       30090    30090                                                30090
T I B Financial Corp                872449103     1484       53000    53000                                                53000
PepsiCo Incorporated                713448108     1473       27785    27785                                                27785
Intern'l Business Mach              459200101     1416       15492    15492                                                15492
Young Innovations Inc               987520103     1396       38100    38100                                                38100
Polaris Industries Inc              731068102     1389       19784    19784                                                19784
Equity Rsntl Pptys Tr               29476L107     1380       42832    42832                                                42832
Pfizer Inc.                         717081103     1333       50736    50736                                                50736
Thornburg Mortgage Inc              885218107     1326       47300    47300                                                47300
_Cornerstone Rlty Income Tr         21922V102     1319      133000   133000                                               133000
Health Care Ppty Inv Inc            421915109     1318       56150    56150                                                56150
Gillette Co                         375766102     1225       24260    24260                                                24260
Clarcor Inc                         179895107     1190       22900    22900                                                22900
Cisco Systems                       17275R102     1184       66160    66160                                                66160
G&K Services Inc                    361268105     1168       29000    29000                                                29000
Deere & Co                          244199105     1155       17200    17200                                                17200
Alltel Corp.                        020039103     1108       20200    20200                                                20200
Cintas Corp                         172909105     1097       26550    26550                                                26550
Intel Corp                          458140100     1046       45012    45012                                                45012
Procter & Gamble Co                 742718109      997       18813    18813                                                18813
Delta & Pine Land Co                247357106      996       36886    36886                                                36886
Forest Laboratories Inc             345838106      898       24300    24300                                                24300
Kimberly Clark Corp                 494368103      882       13412    13412                                                13412
Flaherty & Crumrine Pfd Inc Fnd     33848E106      838       70400    70400                                                70400
Home Depot                          437076102      837       21896    21896                                                21896
Cross Timbers Royalty Tr            22757R109      819       20950    20950                                                20950
Regions Finl Corp I 8%              75914H208      807       31300    31300                                                31300
Royal Bank Scotland prd D 9.125%    780097606      781       30500    30500                                                30500
Johnson Controls Inc                478366107      781       14000    14000                                                14000
Harley Davidson Inc                 412822108      745       12900    12900                                                12900
BellSouth Corp                      079860102      733       27868    27868                                                27868
Southern Company                    842587107      708       22249    22249                                                22249
Lilly (Eli) & Co                    532457108      679       13042    13042                                                13042
Tribune Company                     896047107      678       17000    17000                                                17000
Chattem Incorporated                162456107      676       15200    15200                                                15200
Morgan Stanley India Investment Fd  61745C105      580       20000    20000                                                20000
SBC Communications                  78387G103      577       24359    24359                                                24359
Honeywell International             438516106      521       14000    14000                                                14000
Genuine Parts Co                    372460105      519       11936    11936                                                11936
iShares Trust Tips                  464287176      495        4700     4700                                                 4700
Intuit Inc                          461202103      464       10600    10600                                                10600
Amgen Inc                           031162100      451        7750     7750                                                 7750
ChevronTexaco Corp                  166764100      423        7256     7256                                                 7256
Scottish Power Plc Adr              81013T705      418       13400    13400                                                13400
St Paul Travelers Cos               792860108      414       11263    11263                                                11263
Greater China Fund                  39167B102      408       25900    25900                                                25900
CitiGroup Inc                       172967101      396        8817     8817                                                 8817
Florida East Coast Inds             340632108      387        9100     9100                                                 9100
Macrovision                         555904101      378       16600    16600                                                16600
Dover Corporation                   260003108      378       10000    10000                                                10000
Swiss Helvetia Fund Inc             870875101      366       25750    25750                                                25750
Georgia Pwr Cap V 7.125             37333R308      361       14000    14000                                                14000
Barrick Gold Corp.                  02451E109      340       14200    14200                                                14200
Nasdaq 100 Trust Ser 1              631100104      340        9300     9300                                                 9300
JM Smuckers Co                      832696405      318        6320     6320                                                 6320
Abbott Labs                         002824100      310        6640     6640                                                 6640
Unitedhealth Group Inc              91324P102      305        3200     3200                                                 3200
Schlumberger Ltd                    806857108      303        4300     4300                                                 4300
Regions Financial Corp              7591EP100      302        9327     9327                                                 9327
Bristol Myers Squibb Co             110122108      281       11030    11030                                                11030
Emerson Electric Co                 291011104      279        4300     4300                                                 4300
JP Morgan Chase & Co                46625H100      277        8020     8020                                                 8020
Fortune Brands                      349631100      276        3425     3425                                                 3425
Dell Inc                            24702R101      265        6900     6900                                                 6900
Morgan Stanley                      617446448      263        4600     4600                                                 4600
Duke Energy                         264399106      260        9270     9270                                                 9270
Caremark Rx Inc                     141705103      259        6500     6500                                                 6500
Allstate Corp                       020002101      249        4600     4600                                                 4600
Chicos FAS Inc                      168615102      232        8200     8200                                                 8200
FPL Group                           302571104      230        5726     5726                                                 5726
Internap Network Services Corp      45885A102      182      307770   307770                                               307770
Fidelity Southern Corp              316320100      177       10560    10560                                                10560
Flag Financial Corp                 33832H107      155       10365    10365                                                10365
Migratec Inc                        598622108        0       20000    20000                                                20000
136 equities less than 10000
shares and less than $200000                      6870      233856   233856                                               233856


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